Description of Business (Details Narrative) (10-K) - shares	Nov. 25, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split description	A 1-for-25 reverse share split
Common stock, shares issued	62,800,000	3,246,705	2,522,095	1,693,165
Common stock, shares outstanding	62,800,000	3,246,705	2,522,095	1,693,165